Filed with the U.S. Securities and Exchange Commission on September 15, 2022
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 1098	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 1100	[X]
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
on pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

    [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1098 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to provide exhibits to the registration statement.

PART C
(Logan Capital Funds)

OTHER INFORMATION

Item 28. Exhibits

(a)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated September 24, 2020, were previously filed with Post-Effective Amendment No. 1000 to the Trust’s Registration Statement on Form N-1A on January 25, 2021, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.

(i)
Investment Advisory Agreement dated August 8, 2022, was previously filed with Post-Effective Amendment No. 1096 to the Trust's Registration Statement on Form N-1A on July 25, 2022, and is incorporated herein by reference.

(e)
Distribution Agreement dated June 12, 2012, was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(i)
First Amendment dated September 20, 2012, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(ii)
Novation Agreement - Quasar Distributors, LLC dated March 31, 2020, was previously filed with Post-Effective Amendment No. 982 to the Trust’s Registration Statement on Form N-1A on August 28, 2020, and is incorporated herein by reference.

(iii)
Novation Agreement - Quasar Distributors, LLC dated October 2021, was previously filed with Post-Effective Amendment No. 1096 to the Trust's Registration Statement on Form N-1A on July 25, 2022, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Second Amended and Restated Custody Agreement between U.S. Bank N.A. and Advisors Series Trust dated December 22, 2021, was previously filed with Post-Effective Amendment No. 1064 to the Trust's Registration Statement on Form N-1A on December 22, 2021, and is incorporated herein by reference.

	(i)		Amendment to the Amended and Restated Custody Agreement - filed herewith.

	(ii)		Amendment to the Amended and Restated Custody Agreement - filed herewith.

(h)	Other Material Contracts

(i)
Fund Servicing Agreement dated December 22, 2021, was previously filed with Post-Effective Amendment No. 1096 to the Trust’s Registration Statement on Form N-1A on December 22, 2021, and is incorporated herein by reference.

		(A)	Amendment to the Fund Servicing Agreement - filed herewith.

		(B)	Amendment to the Fund Servicing Agreement - filed herewith.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated August 8, 2022, was previously filed with Post-Effective Amendment No. 1096 to the Trust's Registration Statement on Form N-1A on July 25, 2022, and is incorporated herein by reference.

(v)
Power of Attorney (Mertens, Redwine and Woolson), was previously filed with Post-Effective Amendment No. 1088 to the Trust’s Registration Statement on Form N-1A on April 28, 2022, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated June 12, 2012, was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion with respect to the Logan Capital Broad Innovative Growth ETF, was previously filed with Post-Effective Amendment No. 1096 to the Trust's Registration Statement on Form N-1A on July 25, 2022, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm - not applicable.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(n)
Amended and Restated Multiple Class (Rule 18f-3) Plan dated August 28, 2015, was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for the Adviser dated June 11, 2015 was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(iii) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

    Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

    With respect to the Adviser (Logan Capital Management, Inc.), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-45536), dated March 31, 2022. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust
Chase Growth Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
Huber Large Cap Value Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust
Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
PIA BBB Bond Fund, Series of Advisors Series Trust
PIA High Yield Fund, Series of Advisors Series Trust
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust
Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Poplar Forest Partners Fund, Series of Advisors Series Trust
Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust
Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Scharf Fund, Series of Advisors Series Trust
Scharf Global Opportunity Fund, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Semper MBS Total Return Fund, Series of Advisors Series Trust
Semper Short Duration Fund, Series of Advisors Series Trust
Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
The Aegis Funds
Allied Asset Advisors Funds
Angel Oak Funds Trust

Angel Oak Strategic Credit Fund
Barrett Opportunity Fund, Inc.
Bridges Investment Fund, Inc.
Brookfield Investment Funds
Buffalo Funds
Cushing Mutual Funds Trust
DoubleLine Funds Trust
EA Series Trust (f/k/a Alpha Architect ETF Trust)
Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
AAM Transformers ETF, Series of ETF Series Solutions
The Acquirers Fund, Series of ETF Series Solutions
AI Powered International Equity ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
Aptus Enhanced Yield ETF, Series of ETF Series Solutions
Carbon Strategy ETF, Series of ETF Series Solutions
Blue Horizon BNE ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
ETFB Green SRI REITs ETF, Series of ETF Series Solutions
Hoya Capital Housing ETF, Series of ETF Series Solutions
Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
International Drawdown Managed Equity ETF, Series of ETF Series Solutions
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
LHA Market State Tactical Beta Q ETF, Series of ETF Series Solutions
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
Loncar China BioPharma ETF, Series of ETF Series Solutions
McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Opus Small Cap Value ETF, Series of ETF Series Solutions
Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
PSYK ETF, Series of ETF Series Solutions
U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
U.S. Global JETS ETF, Series of ETF Series Solutions
U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
U.S. Vegan Climate ETF, Series of ETF Series Solutions
Volshares Large Cap ETF, Series of ETF Series Solutions
First American Funds, Inc.

FundX Investment Trust
The Glenmede Fund, Inc.
The Glenmede Portfolios
The GoodHaven Funds Trust
Greenspring Fund, Incorporated
Harding, Loevner Funds, Inc.
Hennessy Funds Trust
Horizon Funds
Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust
Jacob Funds Inc.
The Jensen Quality Growth Fund Inc.
Kirr, Marbach Partners Funds, Inc.
AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Core Alternative ETF, Series of Listed Funds Trust
Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
LKCM Funds
LoCorr Investment Trust
Lord Asset Management Trust
MainGate Trust
ATAC Rotation Fund, Series of Managed Portfolio Series
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
Great Lakes Bond Fund, Series of Managed Portfolio Series
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
Jackson Square Global Growth Fund, Series of Managed Portfolio Series
Jackson Square International Growth Fund, Series of Managed Portfolio Series
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
Kensington Active Advantage Fund, Series of Managed Portfolio Series
LK Balanced Fund, Series of Managed Portfolio Series
Muhlenkamp Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long -Short Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart International PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
V-Shares MSCI World ESG Materiality and Carbo Transition ETF, Series of Managed Portfolio Series
V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
Argent Small Cap Fund, Series of Manager Directed Portfolios
Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
Hood River International Opportunity Fund, Series of Manager Directed Portfolios
Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios

Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
Matrix Advisors Funds Trust
Matrix Advisors Value Fund, Inc.
Monetta Trust
Nicholas Equity Income Fund, Inc.
Nicholas Fund, Inc.
Nicholas II, Inc.
Nicholas Limited Edition, Inc.
Permanent Portfolio Family of Funds
Perritt Funds, Inc.
Procure ETF Trust I
Procure ETF Trust II
Professionally Managed Portfolios
Prospector Funds, Inc.
Provident Mutual Funds, Inc.
Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
Aquarius International Fund, Series of The RBB Fund, Inc.
Bogle Small CapSGI Small Cap Core Growth Fund, Series of The RBB Fund, Inc.
Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
SGI Global Equity Fund, Series of The RBB Fund, Inc.
SGI Peak Growth Fund, Series of The RBB Fund, Inc.
SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
RBC Funds Trust
Series Portfolios Trust
Thompson IM Funds, Inc.
TrimTabs ETF Trust
Trust for Advised Portfolios
Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers

Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
Jensen Quality Value Fund, Series of Trust for Professional Managers
Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
USQ Core Real Estate Fund
Wall Street EWM Funds Trust
Wisconsin Capital Funds, Inc.

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

    (c)    Not applicable.

Item 33. Location of Accounts and Records.

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Logan Capital Management, Inc. 3843 West Chester Pike, Suite 150 Newtown Square, PA 19073
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34. Management Services Not Discussed in Parts A and B.

    Not Applicable.

Item 35. Undertakings.

    Not Applicable.

EXHIBIT INDEX

Exhibit No.
Amendment to the Second Amended and Restated Custody Agreement	EX.99.g.i
Amendment to the Second Amended and Restated Custody Agreement	EX.99.g.ii
Amendment to the AST Fund Services Agreement (excluding Custody)	EX.99.h.i.A
Amendment to the AST Fund Services Agreement (excluding Custody)	EX.99.h.i.B

SIGNATURES

    Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 1098 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 1098 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of September, 2022.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1098 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	September 15, 2022
David G. Mertens

Raymond B. Woolson*	Trustee	September 15, 2022
Raymond B. Woolson

Joe D. Redwine*	Trustee	September 15, 2022
Joe D. Redwine

/s/ Cheryl L. King	Vice President, Treasurer and	September 15, 2022
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	September 15, 2022
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		September 15, 2022
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney